Restructuring Charges (Analysis of Accrued Special and One-time Termination Benefits) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Restructuring Charges
Balance at beginning of the year	¥ 8,170	¥ 7,543	¥ 8,952
New charges	5,653	24,191	21,517
Cash payments	(10,374)	(23,548)	(22,449)
Foreign currency exchange rate changes	(91)	(16)	(477)
Balance at end of the year	¥ 3,358	¥ 8,170	¥ 7,543